LONG-TERM INVESTMENTS, NET - Long-term time deposits (Details) - China, Yuan Renminbi ¥ in Billions	Dec. 31, 2024 CNY (¥)
LONG-TERM INVESTMENTS, NET
Time deposits	¥ 15.6
Matures in 2026	5.5
Remaining Matures in 2027	¥ 10.1